Offsets	Feb. 04, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	OceanFirst Financial Corp.
Form or Filing Type	S-4
File Number	333-261868
Initial Filing Date	Dec. 23, 2021
Fee Offset Claimed	$ 16,130.72
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	8,094,149
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 174,009,871.40
Termination / Withdrawal Statement	OceanFirst previously paid a registration fee of $16,130.72 upon the filing of the registration statement on Form S-4 initially filed by OceanFirst on December 23, 2021 (Registration No. 333-261868). Registration No. 333-261868 was subsequently withdrawn, and the shares of OceanFirst common stock registered under Registration No. 333-261868, which included 8,094,149 total shares, were not issued. Pursuant to Rule 457(p), the full amount of the registration fee currently due for this registration statement has been offset against the balance of the fee paid for Registration No. 333-261868. After such offset, a balance of $0.00 remains from the fee paid for Registration No. 333-261868.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	OceanFirst Financial Corp.
Form or Filing Type	S-4
File Number	333-261868
Filing Date	Dec. 23, 2021
Fee Paid with Fee Offset Source	$ 16,130.72